Equity - contributed equity - Additional Information (Detail)					4 Months Ended	12 Months Ended
	Jan. 14, 2025 AUD ($) Shares shares	Jan. 14, 2025 USD ($) Shares $ / shares shares	Sep. 04, 2024 USD ($)	Jul. 11, 2024 $ / shares $ / shares	Oct. 31, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 $ / shares	May 01, 2022	Apr. 22, 2022 USD ($)
Warrants exercised | $ / shares				22,000
Fully paid ordinary shares par value | $ / shares
Number of shares represented by one depositary receipt		100		11,000,000							500
Aggregate Offering							$ 35,000,000
Increase Of Aggregate Offering Price			$ 50,000,000
Exercise price per warrant | $ / shares				$ 13.5
Other fee and commission expense	$ 140,000
Proceeds from the issuance of common stock		$ 1,860,000
Private Placement of Equity Securities [Member]
Number of shares issued | shares		1,333,333
Exercise price per warrant | $ / shares		$ 1.5
Proceeds from the issuance of common stock					$ 2,049,992,000
Prefunded Warrants [Member]
Number of shares issued | shares		779,893
Warrants exercised | Shares	779,893	779,893
Purchase price of shares | $ / shares		$ 1.4999
Exercise price per warrant | $ / shares		$ 0.0001
Purchases price of shares		$ 1,169,762.51
At The Market Equity Program [Member]
Proceeds from issuing other equity instruments							$ 4,556,252		$ 1,656,016
Number of shares issued | shares		1,333,333
Aggregate Offering												$ 35,000,000
Purchase price of shares | $ / shares		$ 1.5
Additional number of shares issued additional | shares		553,440
Proceeds from the issuance of common stock					$ 1,441,826,000
Purchases price of shares		$ 830,160
Purchase Agreement With Aluni Capital LP [Member]
Common stock value authroized for issuance as per agreement								$ 15,000,000
Purchase Agreement With Aluni Capital LP [Member] | ADR [Member]
Issue of shares						$ 5,638,016		$ 776,264
Maxim [Member] | Private Placement of Equity Securities [Member]
Number of warrants issued | shares	40,000	40,000
Exercise price per warrant | $ / shares		$ 1.5